Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DODGE & COX FUNDS
Entity Central Index Key	0000029440
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Dodge & Cox Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class I
Trading Symbol	DODGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 26	0.51% 1
1	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 117,418,705,117
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 117,418,705,117
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	10%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.9%
Financials	21.8%
Industrials	14.7%
Communication Services	10.9%
Information Technology	6.8%
Consumer Discretionary	4.2%
Energy	3.7%
Materials	3.4%
Real Estate	2.6%
Consumer Staples	2.3%
Utilities	1.3%

Dodge & Cox Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class X
Trading Symbol	DOXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 21	0.41% 1
1	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 117,418,705,117
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 117,418,705,117
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	10%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.9%
Financials	21.8%
Industrials	14.7%
Communication Services	10.9%
Information Technology	6.8%
Consumer Discretionary	4.2%
Energy	3.7%
Materials	3.4%
Real Estate	2.6%
Consumer Staples	2.3%
Utilities	1.3%

Dodge & Cox Global Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class I
Trading Symbol	DODWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 33	0.62% 1
1	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 12,210,024,391
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 12,210,024,391
Total Number of Portfolio Holdings	260
Portfolio Turnover Rate	13%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted
, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.8%
Health Care	22.1%
Industrials	11.8%
Communication Services	9.0%
Consumer Discretionary	8.5%
Materials	7.5%
Information Technology	6.7%
Energy	3.6%
Consumer Staples	3.1%
Real Estate	1.1%
Utilities	0.6%
Region Diversification

Dodge & Cox Global Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class X
Trading Symbol	DOXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 28	0.52% 1
1	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 12,210,024,391
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 12,210,024,391
Total Number of Portfolio Holdings	260
Portfolio Turnover Rate	13%

Holdings [Text Block]
Graphical
Representations
of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.8%
Health Care	22.1%
Industrials	11.8%
Communication Services	9.0%
Consumer Discretionary	8.5%
Materials	7.5%
Information Technology	6.7%
Energy	3.6%
Consumer Staples	3.1%
Real Estate	1.1%
Utilities	0.6%
Region Diversification

Dodge & Cox International Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class I
Trading Symbol	DODFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 34	0.62% 1
1	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 56,614,190,625
Holdings Count | Holding	258
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 56,614,190,625
Total Number of Portfolio Holdings	258
Portfolio Turnover Rate	6%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.5%
Health Care	14.3%
Consumer Discretionary	11.4%
Industrials	10.5%
Materials	10.2%
Information Technology	7.9%
Consumer Staples	7.7%
Communication Services	5.6%
Energy	5.1%
Real Estate	1.3%
Region Diversification

Dodge & Cox International Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class X
Trading Symbol	DOXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 29	0.52% 1
1	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 56,614,190,625
Holdings Count | Holding	258
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 56,614,190,625
Total Number of Portfolio Holdings	258
Portfolio Turnover Rate	6%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.5%
Health Care	14.3%
Consumer Discretionary	11.4%
Industrials	10.5%
Materials	10.2%
Information Technology	7.9%
Consumer Staples	7.7%
Communication Services	5.6%
Energy	5.1%
Real Estate	1.3%
Region Diversification

Dodge & Cox Emerging Markets Stock Fund - DODEX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Emerging Markets Stock Fund
Class Name	Dodge & Cox Emerging Markets Stock Fund
Trading Symbol	DODEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 38	0.70% 1
1	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 629,730,792
Holdings Count | Holding	421
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 629,730,792
Total Number of Portfolio Holdings	421
Portfolio Turnover Rate	14%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Ten
Largest Countries
China	24.8%
Taiwan	13.6%
Brazil	10.1%
India	9.1%
South Korea	8.9%
Mexico	4.1%
Hong Kong	3.7%
Peru	2.4%
United States	2.4%
Australia	1.8%
Sector Diversification

Dodge & Cox Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class I
Trading Symbol	DODBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 27	0.52% 1
1	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 14,641,148,730
Holdings Count | Holding	497
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,641,148,730
Total Number of Portfolio Holdings	497
Portfolio Turnover Rate	17%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.1%
Debt Securities	33.3%
Mutual Funds	1.0%
Net Cash & Other (a)	2.6%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Dodge & Cox Balanced Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class X
Trading Symbol	DOXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 22	0.42% 1
1	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 14,641,148,730
Holdings Count | Holding	497
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,641,148,730
Total Number of Portfolio Holdings	497
Portfolio Turnover Rate	17%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.1%
Debt Securities	33.3%
Mutual Funds	1.0%
Net Cash & Other (a)	2.6%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Dodge & Cox Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class I
Trading Symbol	DODIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 21	0.41% 1
1	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 96,628,410,061
Holdings Count | Holding	1,505
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 96,628,410,061
Total Number of Portfolio Holdings	1,505
Portfolio Turnover Rate	12%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	50.0%
Corporate	29.5%
U.S. Treasury	14.7%
Government-Related	4.1%

Dodge & Cox Income Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class X
Trading Symbol	DOXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 17	0.33% 1
1	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 96,628,410,061
Holdings Count | Holding	1,505
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 96,628,410,061
Total Number of Portfolio Holdings	1,505
Portfolio Turnover Rate	12%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	50.0%
Corporate	29.5%
U.S. Treasury	14.7%
Government-Related	4.1%

Dodge & Cox Global Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class I
Trading Symbol	DODLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 23	0.45% 1
1	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 3,692,682,822
Holdings Count | Holding	308
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 3,692,682,822
Total Number of Portfolio Holdings	308
Portfolio Turnover Rate	15%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	50.5%
United Kingdom	7.0%
Mexico	5.3%
Brazil	4.2%
Japan	4.0%
Sector Diversification

Dodge & Cox Global Bond Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class X
Trading Symbol	DOXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 19	0.37% 1
1	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 3,692,682,822
Holdings Count | Holding	308
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 3,692,682,822
Total Number of Portfolio Holdings	308
Portfolio Turnover Rate	15%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	50.5%
United Kingdom	7.0%
Mexico	5.3%
Brazil	4.2%
Japan	4.0%
Sector Diversification

[1]	Annualized